Summary of Future Minimum Payments Receivable Under Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Mar. 31, 2021	Dec. 31, 2020
Lessor Disclosure [Abstract]
Future minimum payments receivable		$ 502,735	$ 505,473
Less: unearned income		(138,825)	(141,181)
Container leaseback financing receivable	[1],[2]	363,910	364,292
Less: Allowance for credit losses		(156)	(424)
Container leaseback financing receivable, net		363,754	363,868
Amounts due within one year		28,495	27,076
Amounts due beyond one year		$ 335,259	$ 336,792

[1]	As of March 31, 2021, two customers represented 88.6% and 9.7% of the Company’s container leaseback financing receivable portfolio. As of December 31, 2020, two customers represented 89.7% and 10.3% of the Company’s container leaseback financing receivable portfolio
[2]	As of March 31, 2021, two customers represented 88.6% and 9.7% of the Company’s container leaseback financing receivable portfolio. As of December 31, 2020, two customers represented 89.7% and 10.3% of the Company’s container leaseback financing receivable portfolio.